Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Ordinary Shares Perviously Reported Class A	Ordinary Shares Retroactive application of Business Combination Class A	Ordinary Shares Previously Reported Class A	Ordinary Shares Previously Reported	Ordinary Shares Class A Perception Capital Corp IV.	Ordinary Shares Class A	Ordinary Shares Redeemable Class A Perception Capital Corp IV.	Ordinary Shares Class B Perception Capital Corp IV.	Ordinary Shares	Additional Paid- In Capital Perviously Reported	Additional Paid- In Capital Retroactive application of Business Combination	Additional Paid- In Capital Previously Reported	Additional Paid- In Capital Perception Capital Corp IV.	Additional Paid- In Capital	Accumulated Deficit Perviously Reported	Accumulated Deficit Retroactive application of Business Combination	Accumulated Deficit Previously Reported	Accumulated Deficit Perception Capital Corp IV.	Accumulated Deficit	Subscription Receivable Perviously Reported	Subscription Receivable Retroactive application of Business Combination	Subscription Receivable	Other Comprehensive Income Perviously Reported	Other Comprehensive Income Retroactive application of Business Combination	Other Comprehensive Income Previously Reported	Other Comprehensive Income	Preference Shares Perception Capital Corp IV.	Perviously Reported	Perviously Reported	Retroactive application of Business Combination	Previously Reported	Perception Capital Corp IV.	Total
Balance at Dec. 31, 2022							$ 237,941,214	$ 575										$ (9,906,251)														$ (9,905,676)
Balance (in Shares) at Dec. 31, 2022							23,000,000	5,750,000
Remeasurement of Redeemable Class A ordinary shares subject to possible redemption							$ 10,337,286						(2,439,217)					(257,913)														(2,697,130)
Redemption of Redeemable Class A Ordinary Shares							$ (195,400,571)
Redemption of Redeemable Class A Ordinary Shares (in Shares)							(18,222,328)
Capital Contribution – Sponsor													5,897,000																			5,897,000
Conversion of Non-Redeemable Class B ordinary shares to Non-Redeemable Class A ordinary shares					$ 575			$ (575)
Conversion of Non-Redeemable Class B ordinary shares to Non-Redeemable Class A ordinary shares (in Shares)					5,749,999			(5,749,999)
Net income (loss)																																5,147,347
Balance at Dec. 31, 2023	$ 899				$ 575		$ 52,877,929			$ (899)			3,457,783		$ (334,678)			(5,016,817)	$ (9,522)									$ (334,678)				(1,558,459)	$ (9,522)
Balance (in Shares) at Dec. 31, 2023	8,990,123				5,749,999		4,777,672	1	1
Balance at Dec. 03, 2023
Balance (in Shares) at Dec. 03, 2023									1
Net income (loss)																			(9,522)									(9,922)					(9,522)
Balance at Dec. 31, 2023	$ 899				$ 575		$ 52,877,929			(899)			3,457,783		(334,678)			(5,016,817)	(9,522)									(334,678)				(1,558,459)	(9,522)
Balance (in Shares) at Dec. 31, 2023	8,990,123				5,749,999		4,777,672	1	1
Retroactive application of Business Combination (Note 1)		$ 899									$ (899)
Currency translation adjustment																							(16,818)
Conversion of Non-Redeemable Class B ordinary shares to Non-Redeemable Class A ordinary shares
Net income (loss)															(4,405,065)													(4,405,065)					(4,405,065)
Balance at Jun. 30, 2024			$ 899									$ (899)					$ (4,739,743)								$ (16,818)						$ (4,756,561)
Balance (in Shares) at Jun. 30, 2024			8,990,123
Balance at Dec. 31, 2023	$ 899				$ 575		$ 52,877,929			(899)			3,457,783		(334,678)			(5,016,817)	(9,522)									(334,678)				(1,558,459)	(9,522)
Balance (in Shares) at Dec. 31, 2023	8,990,123				5,749,999		4,777,672	1	1
Remeasurement of Redeemable Class A ordinary shares subject to possible redemption							$ 2,823,556						(2,823,556)																			(2,823,556)
Conversion of Private Warrants to Class A ordinary shares					$ 75								455,113																			455,188
Conversion of Private Warrants to Class A ordinary shares (in Shares)					755,625
Issuance of Preference Shares													699,940														60					700,000
Redemption of Redeemable Class A Ordinary Shares							$ (51,847,295)
Redemption of Redeemable Class A Ordinary Shares (in Shares)							(4,444,744)
Net income (loss)																		702,959	(1,600)									(1,600)				702,959	(1,600)
Balance at Dec. 31, 2024					$ 650	$ 978	$ 3,854,190			$ 3,717,940			$ 1,789,280	3,716,962	$ (11,972,315)		$ (11,122)	$ (4,313,858)	(11,972,315)				$ (42,511)			$ (42,511)	$ 60	$ (11,122)	$ (8,296,926)		$ (11,122)	$ (2,523,868)	(8,296,926)
Balance (in Shares) at Dec. 31, 2024	108,746,245			1	6,505,624	9,776,421	332,928	1
Retroactive application of Business Combination (Note 1)		$ 978									$ (978)
Retroactive application of Business Combination (Note 1) (in Shares)		(98,969,824)
Issuance of ordinary shares						$ 111								4,851,112								(1,980,727)							2,870,496
Issuance of ordinary shares (in Shares)						1,117,798
Conversion of convertible notes						$ 56								2,472,792															2,472,848
Conversion of convertible notes (in Shares)						555,781
Issuance of shares in business combination						$ 875								(4,001,448)															(4,000,573)
Issuance of shares in business combination (in Shares)						8,750,186
Conversion of preference shares						$ 1,219								(1,219)
Conversion of preference shares (in Shares)						12,185,000
Issuance of ordinary shares for services						$ 43								(43)
Issuance of ordinary shares for services (in Shares)						432,891
Currency translation adjustment																										258,986			258,986
Conversion of Non-Redeemable Class B ordinary shares to Non-Redeemable Class A ordinary shares																																	770,000
Net income (loss)																			(7,835,939)										(7,835,939)				(7,835,939)
Balance at Jun. 30, 2025						$ 3,282								$ 7,038,156					$ (19,808,254)			$ (1,980,727)				$ 216,435			$ (14,531,108)				$ (14,531,108)
Balance (in Shares) at Jun. 30, 2025						32,818,077